Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising Costs
Advertising costs	$ 114	$ 89	$ 429	$ 329	$ 373
Minimum
Marketable Investment Securities
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary			6 months
Length of time an investment has been in a continuous loss position in which the decline in value is considered other-than-temporary			9 months
Property and Equipment
Useful life of property and equipment			1 year
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred			18 months
Maximum
Marketable Investment Securities
Length of time an investment has been in a continuous loss position in which the decline in value is considered as temporary			6 months
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary			9 months
Property and Equipment
Useful life of property and equipment			40 years
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period			10 years
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred			5 years